Earnings per Share	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Earnings per Share
36.	Earnings per Share
Basic and diluted earnings per share for the years ended December 31, 2017, 2018 and 2019 were as follows:

(in Won, except per share information)	2017		2018	2019
Profit attribute to controlling interest	￦	2,756,230,487,872	1,711,901,875,666	1,864,405,092,477
Interests of hybrid bonds		(33,048,799,997)	(17,720,986,299)	(6,669,999,999)
Weighted-average number of common shares outstanding(*1)		79,998,600	80,000,606	80,113,759

Basic and diluted earnings per share	￦	34,040	21,177	23,189

(*1)	The weighted-average number of common shares used to calculate basic and diluted earnings per share are as follows:

(shares)	2017	2018	2019
Total number of common shares issued	87,186,835	87,186,835	87,186,835
Weighted-average number of treasury shares	(7,188,235)	(7,186,229)	(7,073,076)

Weighted-average number of common shares outstanding	79,998,600	80,000,606	80,113,759

Since there were no potential shares of common stock which had dilutive effects as of December 31, 2017, 2018 and 2019, diluted earnings per share is equal to basic earnings per share.